UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Saba Capital Management, LP
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Address:   405 Lexington Avenue
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           58th Floor
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           New York, New York 10174
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Form 13F File Number:      028-14282
                          ------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert K. Simonds
           --------------------------------------------------
Title:     General Counsel & Chief Compliance Officer
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Phone:     212-543-3610
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Robert K. Simonds            New York, New York          11/14/2012
    -------------------------    ---------------------------    -------------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        63
                                               -------------

Form 13F Information Table Value Total:        $1,428,788

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                                                (thousands)


List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is
     filed,  other  than  the  manager  filing  this  report.     NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
A123 SYS INC                 NOTE 3.750% 4/1 03739TAA6      701  1,960,000 PRN      SOLE                 1,960,000      0    0
A123 SYS INC                 COM             03739T108      226    905,100 SH       SOLE                   905,100      0    0
AMERISTAR CASINOS INC        COM             03070Q101      301     16,904 SH       SOLE                    16,904      0    0
BEAZER HOMES USA INC         COM             07556Q105    2,487    700,455 SH       SOLE                   700,455      0    0
BELO CORP                    COM SER A       080555105    2,165    276,554 SH       SOLE                   276,554      0    0
BEST BUY INC                 COM             086516101   13,753    799,600 SH  PUT  SOLE                   799,600      0    0
BEST BUY INC                 COM             086516101      214     12,463 SH       SOLE                    12,463      0    0
BOSTON SCIENTIFIC CORP       COM             101137107   14,933  2,601,646 SH       SOLE                 2,601,646      0    0
BOYD GAMING CORP             COM             103304101   14,077  1,993,940 SH       SOLE                 1,993,940      0    0
C&J ENERGY SVCS INC          COM             12467B304    2,475    124,347 SH       SOLE                   124,347      0    0
CEC ENTMT INC                COM             125137109    3,069    101,887 SH       SOLE                   101,887      0    0
CELANESE CORP DEL            COM SER A       150870103    1,842     48,600 SH       SOLE                    48,600      0    0
CEMEX SAB DE CV              SPON ADR NEW    151290889      542     65,038 SH       SOLE                    65,038      0    0
CEMEX SAB DE CV              SPON ADR NEW    151290889    1,848    221,832 SH  PUT  SOLE                   221,832      0    0
COMMUNITY HEALTH SYS INC NEW COM             203668108   10,825    371,492 SH       SOLE                   371,492      0    0
CONSOL ENERGY INC            COM             20854P109    1,902     63,289 SH       SOLE                    63,289      0    0
CORNING INC                  COM             219350105   17,152  1,304,298 SH       SOLE                 1,304,298      0    0
COTT CORP QUE                COM             22163N106      120     15,159 SH       SOLE                    15,159      0    0
CROSSTEX ENERGY INC          COM             22765Y104    7,781    554,565 SH       SOLE                   554,565      0    0
ENTERGY CORP NEW             COM             29364G103      708     10,210 SH       SOLE                    10,210      0    0
FELCOR LODGING TR INC        COM             31430F101    1,256    265,033 SH       SOLE                   265,033      0    0
FERRO CORP                   COM             315405100    2,002    583,589 SH       SOLE                   583,589      0    0
FTI CONSULTING INC           COM             302941109      745     27,928 SH       SOLE                    27,928      0    0
GENERAL MTRS CO              COM             37045V100   14,590    641,321 SH       SOLE                   641,321      0    0
GILEAD SCIENCES INC          NOTE 1.000% 5/0 375558AN3    7,555  5,000,000 PRN      SOLE                 5,000,000      0    0
GOODYEAR TIRE & RUBR CO      COM             382550101    2,972    243,779 SH       SOLE                   243,779      0    0
GUESS INC                    COM             401617105    3,996    157,189 SH       SOLE                   157,189      0    0
HARTFORD FINL SVCS GROUP INC COM             416515104      882     45,370 SH       SOLE                    45,370      0    0
HASBRO INC                   COM             418056107    6,387    167,359 SH       SOLE                   167,359      0    0
HEWLETT PACKARD CO           COM             428236103   68,133  3,993,700 SH  PUT  SOLE                 3,993,700      0    0
HEWLETT PACKARD CO           COM             428236103   14,619    856,923 SH       SOLE                   856,923      0    0
HOVNANIAN ENTERPRISES INC    CL A            442487203      501    144,840 SH       SOLE                   144,840      0    0
INTERNATIONAL GAME TECHNOLOG COM             459902102    1,644    125,625 SH       SOLE                   125,625      0    0
JAKKS PAC INC                COM             47012E106    4,140    284,165 SH       SOLE                   284,165      0    0
LEAP WIRELESS INTL INC       COM NEW         521863308      864    126,803 SH       SOLE                   126,803      0    0
LEVEL 3 COMMUNICATIONS INC   COM NEW         52729N308    3,996    173,962 SH       SOLE                   173,962      0    0
LEXMARK INTL NEW             CL A            529771107    5,563    250,000 SH  PUT  SOLE                   250,000      0    0
LEXMARK INTL NEW             CL A            529771107      946     42,500 SH       SOLE                    42,500      0    0
MCCLATCHY CO                 CL A            579489105    2,243  1,005,937 SH       SOLE                 1,005,937      0    0
MERITOR INC                  COM             59001K100    5,172  1,219,859 SH       SOLE                 1,219,859      0    0
MGIC INVT CORP WIS           COM             552848103    6,831  4,464,404 SH       SOLE                 4,464,404      0    0
MORGAN STANLEY               COM NEW         617446448    3,629    216,771 SH       SOLE                   216,771      0    0
OFFICE DEPOT INC             COM             676220106    2,827  1,104,443 SH       SOLE                 1,104,443      0    0
POLYPORE INTL INC            COM             73179V103    3,638    102,920 SH       SOLE                   102,920      0    0
RESEARCH IN MOTION LTD       COM             760975102    7,500  1,000,000 SH       SOLE                 1,000,000      0    0
RITE AID CORP                COM             767754104   11,852 10,129,705 SH       SOLE                10,129,705      0    0
SAKS INC                     COM             79377W108    2,322    225,220 SH       SOLE                   225,220      0    0
SEALED AIR CORP NEW          COM             81211K100    1,530     98,993 SH       SOLE                    98,993      0    0
SHERWIN WILLIAMS CO          COM             824348106   19,358    130,000 SH  PUT  SOLE                   130,000      0    0
SPANSION INC                 COM CL A NEW    84649R200    5,611    470,748 SH       SOLE                   470,748      0    0
SPDR GOLD TRUST              GOLD SHS        78463V107   25,784    150,000 SH  CALL SOLE                   150,000      0    0
SPDR S&P 500 ETF TR          TR UNIT         78462F103  925,972  6,431,700 SH  PUT  SOLE                 6,431,700      0    0
SPDR S&P 500 ETF TR          TR UNIT         78462F103   75,977    527,877 SH       SOLE                   527,877      0    0
STAPLES INC                  COM             855030102   34,701  3,012,200 SH  PUT  SOLE                 3,012,200      0    0
STAPLES INC                  COM             855030102    2,760    239,541 SH       SOLE                   239,541      0    0
SYNOVUS FINL CORP            COM             87161C105    2,692  1,136,019 SH       SOLE                 1,136,019      0    0
THOMPSON CREEK METALS CO INC UNIT 99/99/9999 884768300      856     50,000 SH       SOLE                    50,000      0    0
TRANSOCEAN LTD               REG SHS         H8817H100    3,988     88,850 SH       SOLE                    88,850      0    0
VISTEON CORP                 COM NEW         92839U206    1,532     34,460 SH       SOLE                    34,460      0    0
WALGREEN CO                  COM             931422109   15,669    430,000 SH  CALL SOLE                   430,000      0    0
WALTER ENERGY INC            COM             93317Q105    1,531     47,156 SH       SOLE                    47,156      0    0
WENDYS CO                    COM             95058W100   10,926  2,401,221 SH       SOLE                 2,401,221      0    0
YAHOO INC                    COM             984332106   15,975  1,000,000 SH  CALL SOLE                 1,000,000      0    0
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